Stockholders' Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss)
Balance	$ 130,589	$ 115,038	$ 99,414
Other comprehensive income, before reclassifications		4,529
Amounts reclassified from accumulated other comprehensive income (loss)	5,557	2,159
Other comprehensive income (loss), before tax	2,234	6,688
Income tax (expense) benefit	(469)	(1,405)
Total other comprehensive income	1,765	5,283	2,344
Balance	148,956	130,589	115,038
Unrealized Income (Loss) on Securities
Accumulated Other Comprehensive Income (Loss)
Balance	3,353	(23)
Other comprehensive income, before reclassifications	(3,690)	4,315
Amounts reclassified from accumulated other comprehensive income (loss)	(96)	(41)
Other comprehensive income (loss), before tax	(3,786)	4,274
Income tax (expense) benefit	795	(898)
Total other comprehensive income	(2,991)	3,376
Balance	362	3,353	(23)
Unrecognized Net Pension and Postretirement Costs
Accumulated Other Comprehensive Income (Loss)
Balance	(1,825)	(3,732)
Other comprehensive income, before reclassifications	367	214
Amounts reclassified from accumulated other comprehensive income (loss)	5,653	2,200
Other comprehensive income (loss), before tax	6,020	2,414
Income tax (expense) benefit	(1,264)	(507)
Total other comprehensive income	4,756	1,907
Balance	2,931	(1,825)	(3,732)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)
Balance	1,528	(3,755)	(6,099)
Other comprehensive income, before reclassifications	(3,323)
Total other comprehensive income	1,765	5,283	2,344
Balance	$ 3,293	$ 1,528	$ (3,755)